TAXATION - Schedule of Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
TAXATION
Current income tax expense	¥ 17,431	$ 2,603	¥ 6,784
Deferred income tax benefit	(22,584)	(3,372)	(29)	¥ (23,036)	$ (3,239)	¥ (1,123)
Income tax expense	¥ (5,153)	$ (769)	¥ 6,755	¥ 12,424	$ 1,747	¥ 11,759